Financial risk management (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Currency Risk BRL [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange rate exposure, cash and cash equivalents	6.1923
Cash and cash equivalents and financial investments, foreign exchange amount	$ 58,279
Foreign exchange rate, loans and financing	6.1923
Loans and financings amount	$ 299,844
Foreign exchange rate, other financial instruments	6.1923
Other financial instruments amount	$ (168)
Currency Risk BRL [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Changes from foreign exchange rate, cash and cash equivalents	4.15%
Interest rate at scenario1, cash and cash equivalents
Interest price at negative25, cash and cash equivalents
Exchange price at negative50, cash and cash equivalents
Exchange price at positive25, cash and cash equivalents
Exchange price at positive50, cash and cash equivalents
Foreign exchange interest rates, loans and financings	4.15%
Interest rate at scenario1, loans and financings
Exchange price at negative25, loans and financings
Exchange price at negative50, loans and financings
Exchange price at positive25, loans and financings
Exchange price at positive50, loans and financings
Foreign exchange rates, other financial instruments	4.15%
Exchange rate at scenario1, other financial instruments	$ (7)
Exchange price at negative25, other financial instruments	42
Exchange price at negative50, other financial instruments	84
Exchange price at positive25, other financial instruments	(42)
Exchange price at positive50, other financial instruments	(84)
Currency Risk BRL [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, cash and cash equivalents	2,453
Interest price at negative25, cash and cash equivalents	(14,773)
Exchange price at negative50, cash and cash equivalents	(29,545)
Exchange price at positive25, cash and cash equivalents	14,773
Exchange price at positive50, cash and cash equivalents	29,545
Interest rate at scenario1, loans and financings	(12,449)
Exchange price at negative25, loans and financings	74,961
Exchange price at negative50, loans and financings	149,922
Exchange price at positive25, loans and financings	(74,961)
Exchange price at positive50, loans and financings	(149,922)
Exchange rate at scenario1, other financial instruments
Exchange price at negative25, other financial instruments
Exchange price at negative50, other financial instruments
Exchange price at positive50, other financial instruments
Currency Risk EUR [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange rate exposure, cash and cash equivalents	1.0394
Cash and cash equivalents and financial investments, foreign exchange amount	$ 3,126
Currency Risk EUR [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Changes from foreign exchange rate, cash and cash equivalents	1.98%
Interest rate at scenario1, cash and cash equivalents	$ 62
Interest price at negative25, cash and cash equivalents	(781)
Exchange price at negative50, cash and cash equivalents	(1,563)
Exchange price at positive25, cash and cash equivalents	781
Exchange price at positive50, cash and cash equivalents	1,563
Currency Risk EUR [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, cash and cash equivalents
Interest price at negative25, cash and cash equivalents
Exchange price at negative50, cash and cash equivalents
Exchange price at positive25, cash and cash equivalents
Exchange price at positive50, cash and cash equivalents
Currency Risk PEN [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange rate exposure, cash and cash equivalents	3.7611
Cash and cash equivalents and financial investments, foreign exchange amount	$ 34,444
Currency Risk PEN [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Changes from foreign exchange rate, cash and cash equivalents	(2.31%)
Interest rate at scenario1, cash and cash equivalents	$ (795)
Interest price at negative25, cash and cash equivalents	(8,611)
Exchange price at negative50, cash and cash equivalents	(17,221)
Exchange price at positive25, cash and cash equivalents	8,611
Exchange price at positive50, cash and cash equivalents	17,221
Currency Risk PEN [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, cash and cash equivalents
Interest price at negative25, cash and cash equivalents
Exchange price at negative50, cash and cash equivalents
Exchange price at positive25, cash and cash equivalents
Exchange price at positive50, cash and cash equivalents
Currency Risk CAD [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange rate exposure, cash and cash equivalents	1.4390
Cash and cash equivalents and financial investments, foreign exchange amount	$ 694
Currency Risk CAD [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Changes from foreign exchange rate, cash and cash equivalents	1.70%
Interest rate at scenario1, cash and cash equivalents
Interest price at negative25, cash and cash equivalents
Exchange price at negative50, cash and cash equivalents
Exchange price at positive25, cash and cash equivalents
Exchange price at positive50, cash and cash equivalents
Currency Risk CAD [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, cash and cash equivalents	12
Interest price at negative25, cash and cash equivalents	(174)
Exchange price at negative50, cash and cash equivalents	(347)
Exchange price at positive25, cash and cash equivalents	174
Exchange price at positive50, cash and cash equivalents	$ 347
Currency Risk NAD [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange rate exposure, cash and cash equivalents	18.8730
Cash and cash equivalents and financial investments, foreign exchange amount	$ 1,593
Currency Risk NAD [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Changes from foreign exchange rate, cash and cash equivalents	(7.93%)
Interest rate at scenario1, cash and cash equivalents
Interest price at negative25, cash and cash equivalents
Exchange price at negative50, cash and cash equivalents
Exchange price at positive25, cash and cash equivalents
Exchange price at positive50, cash and cash equivalents
Currency Risk NAD [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, cash and cash equivalents	(126)
Interest price at negative25, cash and cash equivalents	(398)
Exchange price at negative50, cash and cash equivalents	(797)
Exchange price at positive25, cash and cash equivalents	398
Exchange price at positive50, cash and cash equivalents	$ 797
Currency Risk BRL CDI SELIC [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments, interest rate	12.15%
Cash and cash equivalents and financial investments, interest exchange amount	$ 57,969
Loans and financings amount	$ 121,318
Interest rate, loans and financing	12.15%
Interest rates, other financial instruments	12.15%
Other financial instruments interest amount	$ (168)
Currency Risk BRL CDI SELIC [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, cash and cash equivalents	872
Interest price at negative25, cash and cash equivalents	(1,761)
Exchange price at negative50, cash and cash equivalents	(3,552)
Exchange price at positive25, cash and cash equivalents	1,761
Exchange price at positive50, cash and cash equivalents	$ 3,552
Interest rates, loans and financing	151.00%
Interest rate at scenario1, loans and financings	$ (1,826)
Interest price at negative25, loans and financings	3,685
Interest price at negative50, loans and financings	7,370
Interest price at positive25, loans and financings	(3,685)
Interest price at positive50, loans and financings	(7,370)
Interest price at positive25, other financial instruments	$ (405)
Interest rates, other financial instruments	151.00%
Interest rate at scenario1, other financial instruments	$ (194)
Interest price at negative25, other financial instruments	456
Interest price at negative50, other financial instruments	972
Interest price at positive50, other financial instruments	(767)
Currency Risk BRL CDI SELIC [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, cash and cash equivalents
Interest price at negative25, cash and cash equivalents
Exchange price at negative50, cash and cash equivalents
Exchange price at positive25, cash and cash equivalents
Exchange price at positive50, cash and cash equivalents
Interest rate at scenario1, loans and financings
Interest price at negative25, loans and financings
Interest price at negative50, loans and financings
Interest price at positive25, loans and financings
Interest price at positive50, loans and financings
Interest price at positive25, other financial instruments
Interest rate at scenario1, other financial instruments
Interest price at negative50, other financial instruments
Currency Risk USD SOFR [Member]
IfrsStatementLineItems [Line Items]
Loans and financings amount	$ 236,978
Interest rate, loans and financing	4.30%
Interest rates, other financial instruments	4.30%
Other financial instruments interest amount	$ 1,651
Currency Risk USD SOFR [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Interest rates, loans and financing	(13.00%)
Interest rate at scenario1, loans and financings	$ 304
Interest price at negative25, loans and financings	2,545
Interest price at negative50, loans and financings	5,090
Interest price at positive25, loans and financings	(2,545)
Interest price at positive50, loans and financings	(5,090)
Interest price at positive25, other financial instruments	$ (49)
Interest rates, other financial instruments	(13.00%)
Interest rate at scenario1, other financial instruments
Interest price at negative25, other financial instruments	49
Interest price at negative50, other financial instruments	98
Interest price at positive50, other financial instruments	(98)
Currency Risk USD SOFR [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, loans and financings
Interest price at negative25, loans and financings
Interest price at negative50, loans and financings
Interest price at positive25, loans and financings
Interest price at positive50, loans and financings
Interest price at positive25, other financial instruments	81
Interest rate at scenario1, other financial instruments	(1)
Interest price at negative25, other financial instruments	(81)
Interest price at negative50, other financial instruments	(163)
Interest price at positive50, other financial instruments	162
Currency Risk IPCA TLP [Member]
IfrsStatementLineItems [Line Items]
Loans and financings amount	$ 159,509
Interest rate, loans and financing	4.83%
Currency Risk IPCA TLP [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Interest rates, loans and financing	17.00%
Interest rate at scenario1, loans and financings	$ (271)
Interest price at negative25, loans and financings	1,926
Interest price at negative50, loans and financings	3,852
Interest price at positive25, loans and financings	(1,926)
Interest price at positive50, loans and financings	(3,852)
Currency Risk IPCA TLP [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, loans and financings
Interest price at negative25, loans and financings
Interest price at negative50, loans and financings
Interest price at positive25, loans and financings
Interest price at positive50, loans and financings
Currency Risk TJLP [Member]
IfrsStatementLineItems [Line Items]
Loans and financings amount	$ 19,018
Interest rate, loans and financing	7.97%
Currency Risk TJLP [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Interest rates, loans and financing	54.00%
Interest rate at scenario1, loans and financings	$ (103)
Interest price at negative25, loans and financings	379
Interest price at negative50, loans and financings	758
Interest price at positive25, loans and financings	(379)
Interest price at positive50, loans and financings	(758)
Currency Risk TJLP [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, loans and financings
Interest price at negative25, loans and financings
Interest price at negative50, loans and financings
Interest price at positive25, loans and financings
Interest price at positive50, loans and financings
Copper [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest price at negative25, other financial instruments
Zinc [Member]
IfrsStatementLineItems [Line Items]
Commodities price	2,974
Other financial instruments, commodities price	1,651
Zinc [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Interest price at negative25, other financial instruments	$ 13,037
Commodities price, other financial instruments	(4.17%)
Commodity rate at scenario1, other financial instruments	$ 10,942
Commodity price at negative50, other financial instruments	26,074
Commodity price at positive25, other financial instruments	(13,037)
Commodity price at positive50, other financial instruments	(26,074)
Zinc [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Commodity rate at scenario1, other financial instruments	(8,013)
Commodity price at negative50, other financial instruments	(19,094)
Commodity price at positive25, other financial instruments	9,547
Commodity price at positive50, other financial instruments	19,094
Commodity price at negative25, other financial instruments	$ (9,547)